Accrued expenses and other liabilities (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued expenses and other liabilities
Professional fee accruals		13,408,151	10,880,372
Accrued expenses		48,246,154	33,384,969
Payables to employees relating to exercise of options		1,899,264	6,673,216
Other taxes and surcharges		3,144,913	3,033,628
Deposits		8,175,481	6,277,082
Consideration payable for business acquisition (Note 11-(3))		800,000	102,000,000
Consideration payable for equity investment (Note 9-(5))			20,000,000
Contingent consideration payable for business acquisition (Note 11-(4)		23,248,000
Others		14,007,167	6,689,920
Total	$ 18,200,872	112,929,130	188,939,187